Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended					12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.3825
Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit			$ 0.3650	$ 0.3475	$ 0.3325	$ 1.4275
Incentive Distribution, Distribution						$ 1.1
Northern Tier Energy LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 1.04	$ 1.19	$ 1.08	$ 0.49	$ 3.80
Subsequent Event [Member] | Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.3925
Subsequent Event [Member] | Northern Tier Energy LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.38